SCHEDULE OF FAIR VALUE LIABILITY OF PRICE ADJUSTABLE DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			$ 403,892	$ 133,886	$ 133,886
Gain (loss) on extinguishment of debt, net	$ 14,317	$ (18,759)	210,178	(30,078)	(871,032)	$ 54,565
Change in fair value included in statements of operations	(87,728)	$ (13,581)	(68,022)	(66,368)	(212,450)	(316,537)
Ending balance	320,763		320,763		403,892	133,886
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			403,892	$ 133,886	133,886	423,209
Gain (loss) on extinguishment of debt, net			(303,742)		(73,640)	(263,798)
Change in fair value included in statements of operations			(68,022)		(212,450)	(316,537)
Ending balance	$ 32,128		$ 32,128		$ 403,892	$ 133,886